COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
Payment guarantees on the financial debt of various foreign financial services subsidiaries	$ 272,552	$ 266,805
Commercial revolving accounts
Commitments
Total credit limit	3,977,330	3,946,496
Utilized	283,668	221,274
Not Utilized	3,693,662	3,725,222
Wholesale and dealer financing
Commitments
Total credit limit	5,887,004	5,570,870
Utilized	4,243,611	3,135,945
Not Utilized	$ 1,643,393	$ 2,434,925